Condensed Interim Consolidated Statement of Loss and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 3,768,536	$ 14,509,763
Cost of providing services	(6,840,414)	(14,738,105)
Gross profit	(3,071,878)	(228,342)
General and administrative expenses	(287,290)	(198,833)
Allowance for credit loss	(234,711)	316,514
Other income	13,156	52,598
Foreign exchange loss - net	(42,983)	(28,803)
Operating loss	(3,623,706)	(86,866)
Interest income	16
Interest expenses	(1,985)
Other expenses	(2,888)	(13,391)
Finance costs, net	(4,857)	(13,391)
Loss before income tax	(3,628,563)	(100,257)
Income tax expenses
Net loss for the period, net of tax	(3,628,563)	(100,257)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,327
Total comprehensive loss for the period	$ (3,641,890)	$ (100,257)
Loss per share
Ordinary share - Basic	$ (0.18)	$ (0.01)
Ordinary share - Diluted	$ (0.14)	$ (0.00)